Financial risk management objectives and policies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial Risk Management Objectives And Policies [Abstract]
Increase / (decrease) in market value of warrant	5.00%
Impact on profit or loss on change in market value of warrant	₨ 1	₨ 9	₨ 38
Increase / (decrease) in volume weight average share price	5.00%
Impact on total equity on change in volume weight average share price	₨ 282	₨ 303	₨ 296